RELATED PARTY BALANCES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY BALANCES

5.	RELATED PARTY BALANCES

As of June 30, 2023 and December 31, 2022, the Company had a balance of $-0- and $177,519, respectively, for an account receivable due from MPC, an entity controlled by the largest shareholder and the chairman of the Company’s Board of Directors, for amounts advanced related to the Orogrande development cost sharing arrangement agreed to in connection with the acquisition of the Orogrande working interests in 2014. In connection with the closing of the Merger, the account receivable due from MPC was deemed fully satisfied and discharged.

On December 22, 2022, the Company issued an unsecured promissory note in the principal amount of up to $20 million in favor of Mr. McCabe (the “2022 Note”), which bears interest at 5% per annum, computed on the basis of a 365-day year.

On June 16, 2023, the Company entered into an amendment to the 2022 Note in order to extend the maturity date of the 2022 Date from June 21, 2023 to October 3, 2023 (the “2022 Note Maturity Date”). Such amendment also removed the provisions allowing for extensions of the 2022 Note Maturity Date in the event the Company raised $30 million or more in capital through debt or equity or a combination thereof by March 31, 2023. The outstanding principal of the 2022 Note, together with all accrued interest thereon, becomes due on October 3, 2023. The revolving commitment under the 2022 Note expires on the 2022 Note Maturity Date. As of June 30, 2023, the Company had $19 million in principal amount outstanding and $1 million of available borrowings under the 2022 Note. As of June 30, 2023, the Company had $316,284 in accrued but unpaid interest on the 2022 Note.

6.	RELATED PARTY BALANCES

As of December 31, 2022 and December 31, 2021, the Company had a balance of $177,519 and $163,366, respectively, for an account receivable due from MPC, a shareholder of the Company, for amounts advanced related to the Orogrande development cost sharing arrangement agreed to in connection with the acquisition of the Orogrande working interests in 2014.

On December 22, 2022, the Company issued an unsecured promissory note in the principal amount of up to $20 million in favor of Mr. McCabe (the “2022 Note”). The 2022 Note bears interest at 5% per annum, computed on the basis of a 365-day year, and matures on June 21, 2023 (the “2022 Note Maturity Date”); provided, however, if we raise $30 million or more in capital through debt or equity or a combination thereof by the 2022 Note Maturity Date, the 2022 Note Maturity Date will be extended to October 3, 2023. The outstanding principal of the 2022 Note, together with all accrued interest thereon, becomes due on June 21, 2023. The revolving commitment under the 2022 Note expires on 2022 Note Maturity Date. As of December 31, 2022, we had $2 million in principal amount outstanding and $18 million of available borrowings under the 2022 Note.